Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value	R$ 711,485	R$ 658,482
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book value	89,578	85,404
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Net book value	115,557	104,297
Land [member]
IfrsStatementLineItems [Line Items]
Net book value	18,852	18,852
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value	867	1,305
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Net book value	110,269	96,738
It Equipment [Member]
IfrsStatementLineItems [Line Items]
Net book value	69,267	67,322
Library Books [Member]
IfrsStatementLineItems [Line Items]
Net book value	10,019	11,843
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Net book value	227,890	228,687
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Net book value	69,186	44,034
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	889,702	757,386	R$ 641,353
Additions	166,014	136,924	118,435
Business combination		5,709	24,980
Write-off (i)	(11,059)	(10,317)	(27,382)
Transfer
As of December 31, 2025	1,044,657	889,702	757,386
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	99,366	93,232	91,857
Additions	121	1,003	96
Business combination		2
Write-off (i)
Transfer	9,015	5,129	1,279
As of December 31, 2025	108,502	99,366	93,232
Gross carrying amount [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	149,407	119,981	100,390
Additions	28,301	29,195	20,071
Business combination		2,528	7,729
Write-off (i)		(2,071)	(9,411)
Transfer	275	(226)	1,202
As of December 31, 2025	177,983	149,407	119,981
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	18,852	18,852	18,852
Additions
Business combination
Write-off (i)
Transfer
As of December 31, 2025	18,852	18,852	18,852
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	1,442	1,354	1,053
Additions		130	776
Business combination
Write-off (i)	(435)	(42)	(475)
Transfer
As of December 31, 2025	1,007	1,442	1,354
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	124,818	110,859	90,712
Additions	28,575	21,582	17,914
Business combination		289	4,384
Write-off (i)	(1,220)	(7,050)	(1,443)
Transfer	1,110	(862)	(708)
As of December 31, 2025	153,283	124,818	110,859
Gross carrying amount [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	108,817	82,810	68,593
Additions	24,204	25,945	21,135
Business combination		736	734
Write-off (i)	(2,536)	(1,154)	(7,979)
Transfer	(754)	480	327
As of December 31, 2025	129,731	108,817	82,810
Gross carrying amount [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	33,553	31,888	37,362
Additions	1,178	1,293	985
Business combination		372	1,329
Write-off (i)	(80)		(7,788)
Transfer
As of December 31, 2025	34,651	33,553	31,888
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	309,413	264,448	145,846
Additions	2,812	2,001	49
Business combination		1,782	10,741
Write-off (i)	(6,781)		(286)
Transfer	46,018	41,182	108,098
As of December 31, 2025	351,462	309,413	264,448
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	44,034	33,962	86,688
Additions	80,823	55,775	57,409
Business combination			63
Write-off (i)	(7)
Transfer	(55,664)	(45,703)	(110,198)
As of December 31, 2025	69,186	44,034	33,962
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(231,220)	(148,701)	(99,266)
Write-off (i)	7,997	7,778	25,472
Transfer
As of December 31, 2025	(333,172)	(231,220)	(148,701)
Depreciation	(109,949)	(90,297)	(74,907)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(13,962)	(9,679)	(5,751)
Write-off (i)			118
Transfer		(95)	196
As of December 31, 2025	(18,924)	(13,962)	(9,679)
Depreciation	(4,962)	(4,188)	(4,242)
Accumulated depreciation and amortisation [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(45,110)	(28,843)	(20,630)
Write-off (i)	881	1,491	6,684
Transfer		(74)	3
As of December 31, 2025	(62,426)	(45,110)	(28,843)
Depreciation	(18,197)	(17,684)	(14,900)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024
Write-off (i)
Transfer
As of December 31, 2025
Depreciation
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(137)	198	288
Write-off (i)	301	42	235
Transfer
As of December 31, 2025	(140)	(137)	198
Depreciation	(304)	(377)	(325)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(28,080)	(20,377)	(10,349)
Write-off (i)	1,055	4,593	2,528
Transfer		482
As of December 31, 2025	(43,014)	(28,080)	(20,377)
Depreciation	(15,989)	(12,778)	(12,556)
Accumulated depreciation and amortisation [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(41,495)	(26,872)	(21,837)
Write-off (i)	1,545	1,150	8,254
Transfer		(165)	(3)
As of December 31, 2025	(60,464)	(41,495)	(26,872)
Depreciation	(20,514)	(15,608)	(13,286)
Accumulated depreciation and amortisation [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(21,710)	(18,652)	(22,888)
Write-off (i)	80		7,563
Transfer
As of December 31, 2025	(24,632)	(21,710)	(18,652)
Depreciation	(3,002)	(3,058)	(3,327)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024	(80,726)	(44,476)	(18,099)
Write-off (i)	4,135	502	90
Transfer		(148)	(196)
As of December 31, 2025	(123,572)	(80,726)	(44,476)
Depreciation	(46,981)	(36,604)	(26,271)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2024
Write-off (i)
Transfer
As of December 31, 2025
Depreciation